Shareholder Fees - A C I Shares - JPMorgan Hedged Equity 2 Fund	Nov. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	5.25%
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none

[1]	For purchases under $1 million.